Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 25	$ 88
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	27	93
Dividend income recognized on equity securities	5	5
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 2